Other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs	$ 3,790	$ 4,845
Goodwill	535	520
Loans to affiliates and joint ventures	475	112
Derivative financial instruments	0	3,952
Long-term prepaid expenses	398	416
Other assets, noncurrent	$ 5,198	$ 9,845